Segments (Details) - Schedule of Revenues - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segments (Details) - Schedule of Revenues [Line Items]
Revenues	$ 42,657	$ 50,002
Israel [Member]
Segments (Details) - Schedule of Revenues [Line Items]
Revenues	40,364	46,386
America [Member]
Segments (Details) - Schedule of Revenues [Line Items]
Revenues	334	339
Europe [Member]
Segments (Details) - Schedule of Revenues [Line Items]
Revenues	1,669	2,983
Asia Pacific [Member]
Segments (Details) - Schedule of Revenues [Line Items]
Revenues	$ 290	$ 294